Private Placement Memorandum	6 Months Ended
Jun. 30, 2012
Stockholders' Equity Note [Abstract]
Private Placement Memorandum

2.	Private Placement Memorandum	Between October 13, 2011 and June 30, 2012, the Company was conducting a private placement of its securities solely to accredited investors. The offering is being conducted on a best efforts basis, whereby the Company is offering for sale a minimum of 3,000,000 and a maximum of 6,000,000 Units, each Unit consisting of one share of common stock, one 7-year common stock purchase warrant exercisable at $1.00 per share, and one 7-year common stock purchase warrant exercisable at $2.00 per share. Units sold totaled 4,018,047 through June 30, 2012. The Company has raised an aggregate of $3,820,318 after paying issuance costs of $197,729.